Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 8,993	$ 7,008	$ 7,781
Unrecognized compensation cost	22,578
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	2,020	1,734	1,835
Unrecognized compensation cost	2,241
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	2 years
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	6,189	4,377	4,980
Unrecognized compensation cost	20,096
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	3 years 7 months 6 days
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	257	229	237
Unrecognized compensation cost	241
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	1 year 7 months 6 days
Directors' Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 527	$ 668	$ 729